Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Entity-Wide Disclosure

Note 13. Entity-Wide Disclosure

Revenues by geographic area for the years ended December 31, 2019, 2018 and 2017 were as follows*:

	Year ended December 31,
	2019	2018	2017
	(U.S. $ in thousands)
Americas (primarily the United States)	$415,862	$409,741	$413,326
EMEA	124,967	147,162	148,279
Asia Pacific	95,251	106,334	106,757
	$636,080	$663,237	$668,362

*	Net sales are attributed to geographic areas based on the location of customer.

No single customer accounted for 10% or more of Company’s total net sales, or Company’s net accounts receivable, in any fiscal year presented.

Property, plant and equipment by geographical area were as follows:

	December 31,
	2019	2018
	(U.S. $ in thousands)
Americas (primarily the United States)	$58,169	$63,714
EMEA	$127,234	122,678
Asia Pacific	$4,303	1,758
	$189,706	$188,150

Property, plant and equipment that were located in Israel amounted to $110.9 million and $105.3 million for the years ended December 31, 2019 and 2018, respectively and are included under the EMEA region in the above table.